Other financial assets - Summary of other financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial liabilities [abstract]
Non-current derivatives not related to net debt	$ 39	$ 14
Non-current derivatives related to net debt	24	87
Non-current equity shares and quoted funds	255	163
Non-current other investments, including loans	263	217
Non-current loans to equity accounted units	509	0
Total other financial assets, non-current	1,090	481
Current derivates not related to net debt	49	40
Current derivatives related to net debt	0	0
Current equity shares and quoted funds	24	18
Current other investments, including loans	346	1,060
Current loans to equity accounted units	0	0
Total other financial assets, current	419	1,118
Derivatives not related to net debt	88	54
Derivatives related to net debt	24	87
Equity shares and quoted funds	279	181
Other investments, including loans	609	1,277
Loans to equity accounted units	509	0
Total other financial assets	1,509	1,599
Highly liquid financial assets held in managed investment funds classified as held for trading	$ 212	$ 877